UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06414

Name of Fund:  BlackRock MuniYield Fund, Inc. (MYD)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.7%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.50%, 1/01/22	$5,250	$5,301,450
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,665	1,833,481
Senior Lien, Series A (AGM), 5.25%, 10/01/48	3,175	3,542,062
Sub-Lien, Series D, 6.00%, 10/01/42	7,410	8,626,648

		19,303,641
Alaska — 1.0%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,550	1,550,589
5.00%, 6/01/46	6,450	5,450,830

		7,001,419
Arizona — 2.2%
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	895	867,353
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	8,887,125
5.00%, 12/01/37	5,000	6,001,250

		15,755,728
California — 8.5%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	4,425	5,081,980
Sutter Health, Series B, 6.00%, 8/15/42	6,465	7,798,406
California Health Facilities Financing Authority, Refunding RB, Series A:
Dignity Health, 6.00%, 7/01/34	3,155	3,641,690
St. Joseph Health System, 5.00%, 7/01/33	2,560	3,000,525
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	305	344,601
5.25%, 8/15/49	770	866,520

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	$1,650	$1,802,213
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.13%, 7/01/39	2,300	2,534,163
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series A, 6.00%, 5/01/43	3,285	3,340,188
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	1,605	1,806,203
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A:
6.25%, 10/01/38	405	504,488
6.25%, 10/01/40	335	417,293
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	10,037
Various Purposes, 6.00%, 3/01/33	5,085	6,092,033
Various Purposes, 6.50%, 4/01/33	14,075	16,524,613
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,605	1,862,908
Sub-Series I-1, 6.38%, 11/01/34	2,385	2,867,032
Tobacco Securitization Authority of Southern California, Refunding RB:
Senior Series A1, 5.00%, 6/01/37	1,775	1,681,262
Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	1,460	1,460,336

		61,636,491
Colorado — 0.9%
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/40	1,720	1,791,002
University of Colorado, RB, Series A (b):
5.25%, 6/01/19	2,250	2,567,587
5.38%, 6/01/19	1,250	1,433,350

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Colorado (continued)
University of Colorado, RB, Series A (b) (continued):
5.38%, 6/01/19	$830	$950,558

		6,742,497
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	2,770	3,080,711
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G:
5.00%, 7/01/35	2,225	2,529,892
5.00%, 7/01/39	5,000	5,685,150

		11,295,753
Delaware — 1.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,305	2,501,294
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	8,275	8,580,347
Delaware Transportation Authority, RB, 5.00%, 6/01/55	2,430	2,744,977

		13,826,618
District of Columbia — 3.8%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	4,440	4,835,737
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/31 (c)	8,350	4,722,343
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/32 (c)	15,000	8,113,950
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,711,077
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (c)	13,410	6,943,296

		27,326,403
Florida — 5.5%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	2,805	3,145,359

Municipal Bonds	Par (000)	Value
Florida (continued)
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	$6,900	$7,777,611
County of Alachua Florida Health Facilities Authority, RB, 5.00%, 12/01/44	4,825	5,367,040
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (b)	2,155	2,411,661
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	2,790	3,127,674
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	8,595,646
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (b)	6,150	8,124,703
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (d)(e)	3,887	1,476,932

		40,026,626
Georgia — 2.7%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	5,270	6,125,321
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,075	1,281,970
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,914,132
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	6,945	7,767,774
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A, 5.00%, 7/01/60	2,345	2,598,096

		19,687,293
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,760	3,147,863

2	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Idaho — 1.4%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	$10,000	$10,021,800
Illinois — 16.3%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27 (f)	1,000	1,005,150
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.63%, 1/01/35	4,200	4,880,274
Series A, 5.75%, 1/01/39	3,500	4,087,230
Series C, 6.50%, 1/01/41	11,920	14,385,056
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,695	3,563,458
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	6,390	6,434,986
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,660	1,778,341
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,130	2,328,729
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	5,530	5,911,625
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,635	1,897,516
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,970	2,252,340
Central Dupage Health, Series B, 5.50%, 11/01/39	3,235	3,705,725
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	5,435	6,298,676
Senior, Series C, 5.00%, 1/01/37	5,815	6,714,406
Series A, 5.00%, 1/01/38	4,720	5,299,758
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (c)	27,225	6,454,775

Municipal Bonds	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project (continued):
Series B (AGM), 5.00%, 6/15/50	$12,435	$13,206,219
Series B-2, 5.00%, 6/15/50	5,085	5,280,925
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	3,230,627
6.00%, 6/01/28	2,335	2,810,243
State of Illinois, GO:
5.50%, 7/01/38	4,000	4,433,360
5.00%, 2/01/39	3,195	3,362,801
Series A, 5.00%, 4/01/38	2,510	2,637,859
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,419,764
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	1,675	1,871,075
5.00%, 4/01/44	2,045	2,267,414

		117,518,332
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,635	2,002,352
7.00%, 1/01/44	3,950	4,868,414
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,665	7,866,966
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	840	915,835
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	910	984,302
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	3,015	3,247,004
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,690	1,888,355
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	6,645	7,563,871
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,230	2,531,608

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	$2,580	$2,900,255

		34,768,962
Iowa — 2.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,950	2,040,558
5.50%, 12/01/22	4,765	5,010,969
5.25%, 12/01/25	940	1,025,879
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	2,845	3,027,023
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 6/01/34	3,500	3,502,380
Series C, 5.63%, 6/01/46	4,335	4,313,368

		18,920,177
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	4,380	5,051,761
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,055	2,311,957
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (f)	2,485	1,879,455

		4,191,412
Louisiana — 3.3%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/19 (b)	1,610	1,816,949
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	9,000	9,733,500

Municipal Bonds	Par (000)	Value
Louisiana (continued)
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	$1,260	$1,342,026
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	2,055	2,311,258
5.25%, 5/15/31	1,750	1,963,658
5.25%, 5/15/32	2,240	2,542,422
5.25%, 5/15/33	2,430	2,712,585
5.25%, 5/15/35	1,025	1,148,082

		23,570,480
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,472,055
Maryland — 0.5%
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,500	1,501,365
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	964,102
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,545	1,477,684

		3,943,151
Massachusetts — 1.5%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 7/01/29	3,250	4,329,520
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	4,565	4,591,203
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	1,640	1,830,207

		10,750,930
Michigan — 4.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	8,995	10,002,440

4	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	$2,795	$3,139,148
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	1,830	1,982,238
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/39	6,085	6,948,157
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.00%, 9/01/18 (b)	2,000	2,366,500
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	6,365	7,572,059

		32,010,542
Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/19 (b)	280	323,896
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	510	574,525
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	510	565,860

		1,140,385
Nebraska — 0.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,670	1,887,751
5.00%, 9/01/42	925	1,012,820

		2,900,571
New Jersey — 6.0%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,125	2,212,592
5.25%, 11/01/44	3,180	3,287,961

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	$2,250	$2,337,930
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 9/15/19	1,675	1,767,075
Continental Airlines, Inc. Project, 5.25%, 9/15/29	975	1,070,531
Kapkowski Road Landfill Project, Series B, 6.50%, 4/01/31	2,500	3,004,400
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	1,355	1,535,893
Series A, 5.00%, 1/01/43	1,835	2,067,293
Series E, 5.00%, 1/01/45	5,425	6,168,550
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (c)	7,395	2,988,689
Transportation Program, Series AA, 5.00%, 6/15/44	7,135	7,508,517
Transportation System, Series A, 5.50%, 6/15/41	3,630	3,927,624
Transportation System, Series B, 5.25%, 6/15/36	4,990	5,338,701

		43,215,756
New York — 8.6%
City of New York New York Transitional Finance Authority, RB:
Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,985	5,693,867
Future Tax Secured Revenue, Fiscal 2015, Series B, Sub-Series B-1, 5.00%, 8/01/39	5,055	5,908,183
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	3,800	3,969,214
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	473	531,134
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	4,070	3,959,825
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,960	5,857,710
5.25%, 11/15/39	1,765	2,077,299

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	$4,910	$5,578,988
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	2,480	2,800,763
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	8,765	9,308,781
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	705	746,334
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	1,760	1,878,606
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	3,595	4,315,402
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,625	3,073,823
6.00%, 12/01/42	1,485	1,731,347
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	4,900	4,877,558

		62,308,834
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,140	1,224,884
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	2,805	3,126,930
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 7/01/35	2,970	3,314,580
Presbyterian Homes, 5.40%, 10/01/27	5,000	5,103,700

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage (continued):
Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	$1,210	$1,389,975

		14,160,069
Ohio — 1.5%
County of Allen Ohio, Refunding RB, Series A, 4.00%, 11/01/44	4,355	4,487,958
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,380	1,525,673
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	2,840	3,077,225
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	1,685	1,835,117

		10,925,973
Pennsylvania — 2.7%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	5,250	5,573,505
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,325	1,432,590
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,805	4,242,537
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	1,765	1,942,594
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	3,210	3,350,181

6	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$2,305	$2,595,660

		19,137,067
Rhode Island — 2.7%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35 (d)(e)	4,155	1,034,138
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	8,215	8,327,217
5.00%, 6/01/50	9,875	10,239,881

		19,601,236
South Carolina — 4.3%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	6,695	7,547,943
AMT, 5.25%, 7/01/55	2,690	2,977,534
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	8,090	9,314,179
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	9,550	10,836,862

		30,676,518
Tennessee — 2.2%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,855	3,211,989
County of Hardeman Tennessee Correctional Facilities Corp., RB, 7.75%, 8/01/17	1,125	1,124,966
County of Shelby Tennessee Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	11,250	11,459,363

		15,796,318
Texas — 6.7%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	4,365	5,050,654
Sub-Lien, 5.00%, 1/01/33	725	799,284
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	1,225	1,364,454

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	$3,060	$3,527,599
County of Fort Bend Texas Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	410	411,784
City of Houston Texas Airport System, RB, AMT, Series B-1, 5.00%, 7/15/30	3,600	3,887,100
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,414,526
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,200	2,393,644
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	1,525	1,820,453
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
6.38%, 1/01/33	460	535,440
7.00%, 1/01/43	485	577,562
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	4,320	4,933,958
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (b)	1,000	1,186,330
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	4,110	1,704,170
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 1/01/38	1,910	2,186,129
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	6,000	7,243,560

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (continued):
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$6,255	$7,367,827

		48,404,474
Virginia — 1.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,270	3,648,241
6.00%, 1/01/37	5,905	6,824,467

		10,472,708
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	1,565	1,744,161
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,745	5,623,442

		7,367,603
Wisconsin — 3.1%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,300	16,534,804
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	4,970	5,640,652

		22,175,456
Wyoming — 1.1%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	6,195	7,052,512
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	595	646,652

		7,699,164
Total Municipal Bonds — 111.8%		806,275,962

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	$4,538	$4,691,752
California — 7.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (b)	6,581	7,563,565
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (h)	5,310	5,926,332
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	19,080	21,546,472
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	11,973	13,584,474
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (b)	4,650	4,963,689
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	2,154	2,465,469

		56,050,001
Colorado — 3.6%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (b):
Series C-3, 5.10%, 4/29/18	7,490	7,909,815
Series C-7, 5.00%, 5/01/18	4,800	5,078,784
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (h)	4,299	4,850,314

8	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Colorado (continued)
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	$7,820	$8,076,965

		25,915,878
Connecticut — 2.7%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,117	9,598,121
Series X-3, 4.85%, 7/01/37	9,266	9,784,873

		19,382,994
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	11,448	13,064,542
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	6,398	7,021,027
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,607	5,415,670
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (h)	4,048	4,592,349
New York — 7.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	3,194	3,645,441
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	3,260	3,795,152
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	21,629	25,144,053
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (h)	13,081	15,298,623

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	$5,400	$6,391,224

		54,274,493
North Carolina — 4.0%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	18,897	19,418,569
Duke University Project, Series B, 5.00%, 10/01/55	5,290	6,167,505
Wake Forest University, 5.00%, 1/01/38	3,120	3,447,101

		29,033,175
Ohio — 4.4%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	27,896	31,475,831
Texas — 2.9%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	5,060	5,688,351
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	8,038,064
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,243	7,290,398

		21,016,813
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,303	7,996,533
Virginia — 3.5%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	6,266	7,105,107
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,618	11,579,425

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2016	9

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$6,075	$6,775,606

		25,460,138
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (b)	5,384	5,794,037
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (h)	11,456	12,458,544
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.9%		323,643,777
Total Long-Term Investments (Cost — $1,018,483,858) — 156.7%		1,129,919,739

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, 0.02% (i)(j)	21,005,613	$21,005,613
Total Short-Term Securities (Cost — $21,005,613) — 2.9%		21,005,613
Total Investments (Cost — $1,039,489,471*) — 159.6%		1,150,925,352
Liabilities in Excess of Other Assets — (0.6)%		(4,638,824)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.1)%		(173,798,912)
VRDP Shares, at Liquidation Value — (34.9)%		(251,400,000)

Net Assets Applicable to Common Shares — 100.0%		$721,087,616

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$866,819,767

Gross unrealized appreciation	$116,898,875
Gross unrealized depreciation	(6,569,656)

Net unrealized appreciation	$110,329,219

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to November 15 2019, is $23,450,890.

(i)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	21,005,613	21,005,613	—
FFI Institutional Tax-Exempt Fund	4,603,069	(4,603,069)	—	$1,464

(j)	Current yield as of period end.

10	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(82)	10-Year U.S. Treasury Note	March 2016	$10,625,406	$(228,728)
(78)	5-Year U.S. Treasury Note	March 2016	$9,412,406	(134,266)
(46)	Long U.S. Treasury Bond	March 2016	$7,407,438	(268,081)
(14)	Ultra U.S. Treasury Bond	March 2016	$2,326,625	(90,471)
Total				$(721,546)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2016	11

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,129,919,739	—	$1,129,919,739
Short-Term Securities	$21,005,613	—	—	21,005,613

Total	$21,005,613	$1,129,919,739	—	$1,150,925,352

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(721,546)	—	—	$(721,546)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$432,850	—	—	$432,850
Liabilities:
TOB Trust Certificates	—	$(173,776,366)	—	(173,776,366)
VRDP Shares	—	(251,400,000)	—	(251,400,000)

Total	$432,850	$(425,176,366)	—	$(424,743,516)

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK MUNIYIELD FUND, INC.	JANUARY 31, 2016	13

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: March 22, 2016